Assets Measured at Fair Value on Recurring Basis (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - trading securities	$ 2,010
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - trading securities	$ 2,010